Basis of Presentation and Summary of Significant Accounting Policies - Reconciliation of Merger Elements (Details) - Merger Agreement - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Cash - trust account and cash	$ 54,044
Cash - PIPE Investment	46,844
Net contribution from the Merger and PIPE Financing	99,911
Merger and PIPE Investment	99,619
Transaction Costs Paid In 2021
Business Acquisition [Line Items]
Less: transaction costs paid in 2021	$ (977)
Transaction Costs Paid In 2020
Business Acquisition [Line Items]
Less: accrued transaction costs and other liabilities		$ (292)